Statements of Net Assets Available for Plan Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and Cash Equivalents	$ 2,388,785	$ 2,228,550
Investments at fair value	1,048,177,158	933,739,474
Investments, at contract value	42,989,348	46,528,721
Total Cash, cash equivalents and Investments	1,093,555,291	982,496,745
Receivables:
Employer contributions	10,272,001	6,460,527
Due from brokers for securities sold	118,818	112,514
Notes receivable from participants	5,327,681	5,553,697
Total receivables	15,718,500	12,126,738
Total assets	1,109,273,791	994,623,483
Liabilities
Payables for securities purchased	414,545	104,456
Accrued expenses	151,082	167,009
Total liabilities	565,627	271,465
Net assets available for plan benefits	$ 1,108,708,164	$ 994,352,018